6. Income Taxes (Details) (USD $)	6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Income Taxes Details
Federal-State-Local	$ 0	$ 0	$ 250
Taxable Income	0	0	250
Federal Loss carry-forwards	0	0	0
Change in valuation allowance	(10,037)	(889)	(22,446)
Total deferred tax provision	$ 10,037	$ 889	$ 22,446